Direct Number: 212-326-3437
rkosnik@jonesday.com

[JONES DAY LETTERHEAD]
November 18, 2005

VIA HAND DELIVERY AND EDGAR

Pamela A. Long
Assistant Director
Securities and Exchange Commission
100 F. Street N.E.
Washington, D.C. 20549

Re:
Masisa S.A.
Amendment No. 3 to the Registration Statement on Form F-1
Filed November 14, 2005
File No. 333-128694

Dear Ms. Long:

        Masisa S.A. (the "Company") today filed by EDGAR Amendment No. 4 to its Registration Statement on Form F-1, originally filed on September 29, 2005 and amended on October 13, October 24 and November 14, 2005 (the "F-1 ADS Registration Statement"). Set forth below is the Company's response to the comment of the staff of the Division of Corporation Finance, contained in your letter dated November 17, 2005, with respect to the F-1 ADS Registration Statement. Capitalized terms used in this letter without definition have the meanings specified in the F-1 ADS Registration Statement. Please note that the page reference contained in the response below is to the enclosed marked copy of Amendment No. 4 to the F-1 ADS Registration Statement. For your convenience, we have repeated below in italics the staff's comment immediately prior to the response of the Company.

  1.
  We note that you have provided unaudited interim financial statements for the period ended September 30, 2005. Please revise the Summary Financial Data, Capitalization, Dilution, Selected Financial Data and MD&A sections to reflect these interim financial statements. In addition, we note that other disclosures throughout your prospectus are dated as of June 30, 2005. Please update these disclosures as of September 30, 2005.

        As discussed with the staff on November 17, 2005, the Company distributed in Chile, in accordance with Chilean legal requirements, financial information for the nine-month period ended September 30, 2005. That information covered an interim period more current than otherwise required by Item 8.A.5 of Form 20-F to be covered by financial statements included in the prospectus. As a result, in accordance with Item 8.A.5, the Company included in the prospectus financial statements for the nine-month period ended September 30, 2005 prepared on a basis similar to its June 30, 2005 unaudited interim financial statements, but without a U.S. GAAP reconciliation or U.S. GAAP note disclosures. As agreed with the staff, in lieu of providing the information requested in the staff's comment we have revised our disclosure on page 6 to explain why financial statements for this more current period are included in the prospectus and to note these differences between the June 30, 2005 and September 30, 2005 interim financial statements.

        Please do not hesitate to call me (212-326-3437) or Charles T. Haag (202-879-3468) in our Washington office if you wish to discuss this amendment.

Sincerely,
/s/ Richard M. Kosnik Richard M. Kosnik
cc:
Enrique Cibié
 Chief Executive Officer
Masisa S.A.